Leases (Maturity Schedule of Operating Lease Liabilities) (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Remainder of 2020	$ 0
2020		$ 2,529
2021		2,591
2022		2,387
2023		2,402
Thereafter	$ 0	0
Total undiscounted lease payments		9,909
Less: implied interest		(1,059)
Present value of operating lease payments		8,850	$ 9,800
Less: current portion		(2,067)
Total long-term operating lease liabilities		$ 6,784